Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Disclosure of current inventories

	2017	2016
Raw materials	46,836	42,108
Finished goods (Note 5) (1)	61,888	68,191
Stocks held by third parties	—	1,308
Others	195	147
	108,919	111,754

(1) Finished goods of Crops reportable segment are valued at fair value.